Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract Liabilities [Abstract]
Schedule of Contract Liabilities	Contract liabilities - current as of December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022

Deferred revenue related to customer loyalty program	20,008,439	12,179,748
Advance from customers related to coupons and gift cards	11,255,648	8,573,239
Deferred revenue related to upfront franchise fees received from sub-franchisees	1,349,357	750,618
Advance from third party	8,101,390	618,700
	40,714,834	22,122,305
Contract liabilities – non-current as of December 31, 2023 and 2022 were as follows:
	December 31, 2023	December 31, 2022
Deferred revenue related to upfront franchise fees received from sub-franchisees	5,271,661	3,311,176